Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands		3 Months Ended		9 Months Ended
	Jan. 01, 2019 USD ($) property lease	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) lease	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Lessee, Lease, Description [Line Items]
Remaining lease term				5 years 8 months 12 days
Operating lease impairment loss		$ 1,200		$ 4,800
Bad debt expense			$ 4,900	$ 4,797	$ 9,227
Number of operating lease contracts | lease	11			8
Operating lease, right-of-use asset		7,200		$ 7,200
Operating lease liability		$ 200		$ 700
Present value of lease payments						$ 4,808
Land
Lessee, Lease, Description [Line Items]
Number of operating lease contracts | property	17
Accounting Standards Update 2016-02
Lessee, Lease, Description [Line Items]
Written off accounts receivable	$ 100
Straight-line rents receivable	100
Operating lease, right-of-use asset	10,200
Operating lease liability	$ 500